UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 to June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2017 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Australia — 0.8%
Westfield Corp.[1]	9,486,121	$58,547

Canada — 6.4%
Canadian Pacific Railway Ltd.	767,943	123,559
Encana Corp.	15,831,228	139,292
Gildan Activewear Inc.	2,978,848	91,538
Manulife Financial Corp.	5,226,500	97,977

		452,366

China — 1.9%
Baidu Inc. ADR[2]	743,200	132,929

France — 6.4%
BNP Paribas SA	1,013,704	73,011
Engie SA	10,852,180	163,798
Sanofi-Aventis SA	177,138	16,946
Schneider Electric SE2	2,608,577	200,424

		454,179

Germany — 5.3%
BASF SE	1,904,177	176,359
Linde AG	423,439	80,186
SAP SE	1,154,055	120,541

		377,086

Hong Kong — 5.0%
China Merchants Port Holdings Co. Ltd.	18,524,133	51,367
China Mobile Ltd.	18,440,339	195,683
CNOOC Ltd.	100,316,000	109,857

		356,907

Ireland — 0.3%
Allied Irish Banks PLC	4,245,386	24,002

Italy — 2.6%
UniCredit SpA[2]	9,975,275	186,280

Japan — 12.9%
East Japan Railway Co.	1,850,300	176,763
Hitachi Ltd.	23,951,000	146,804
Japan Airlines Co. Ltd.	4,796,300	148,143
KDDI Corp.	7,322,800	193,690

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)
Komatsu Ltd.	5,514,900	$139,963
Nikon Corp.	2,768,900	44,214
Sumitomo Mitsui Financial Group Inc.	1,610,600	62,706

		912,283

Netherlands — 3.9%
Akzo Nobel NV	1,907,876	165,806
ArcelorMittal[2]	2,357,780	53,482
ING Groep NV	3,204,989	55,275

		274,563

South Korea — 4.1%
Samsung Electronics Co. Ltd.	57,193	118,820
SK Telecom Co. Ltd.	735,431	170,978

		289,798

Spain — 0.9%
CaixaBank SA	14,031,859	66,991

Sweden — 0.9%
Alfa Laval AB	3,149,111	64,442

Switzerland — 12.4%
ABB Ltd.	7,847,187	193,786
Aryzta AG2	2,174,975	71,516
Cie Financiere Richemont SA	1,999,172	164,704
Novartis AG	2,309,111	192,165
Roche Holding AG	616,246	156,938
Zurich Insurance Group AG	353,532	102,900

		882,009

United Kingdom — 27.8%
AstraZeneca PLC	1,402,935	93,830
Aviva PLC	19,760,071	135,375
Balfour Beatty PLC	18,326,317	64,590
Barclays PLC	72,022,611	190,192
BHP Billiton PLC	2,432,917	37,265
BP PLC	23,977,234	138,283
British American Tobacco PLC	3,045,715	207,628
Carnival PLC	2,021,706	133,766
Cobham PLC	46,349,050	78,236
Diageo PLC	2,454,992	72,536
GlaxoSmithKline PLC	5,678,138	120,954
Lloyds Banking Group PLC	108,642,415	93,604
Prudential PLC	7,681,921	176,194

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

United Kingdom — (continued)
Royal Dutch Shell PLC, Class B	8,481,818	$227,849
SSE PLC	4,311,574	81,595
Vodafone Group PLC	44,209,037	125,381

		1,977,278

Total Common Stock
(Cost $6,069,832) — 91.6%		6,509,660

PREFERRED STOCK
Germany — 4.3%
Volkswagen AG	1,986,559	302,564

Total Preferred Stock
(Cost $339,668) — 4.3%		302,564

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.665%**	235,715,532	235,716

Total Short-Term Investment
(Cost $235,716) — 3.3%		235,716

Total Investments — 99.2%
(Cost $6,645,216)‡		7,047,940

Other Assets in Excess of Liabilities — 0.8%		54,045

Net Assets — 100.0%		$7,101,985

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR	American Depositary Receipt

‡	At June 30, 2017, the tax basis cost of the Fund’s investments was $6,645,216 and the unrealized appreciation and depreciation were $692,763 and $(290,039), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2017 (Unaudited)

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2017, securities with a value of $5,638,513, which represented 79.4% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At June 30, 2017, there were no transfers from Level 1 to Level 2 investments in securities.

At June 30, 2017, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2017